SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AccountingPolicyLineItems [Line Items]
Restricted cash	$ 54,845	$ 15,917	$ 13,505
Allowance for doubtful debts	418	240
Advertising costs	828	528	316
Goodwill impairment		1,563
Other current liabilities	2,725
Deferred revenues	1,652	2,001
Revenue recognized	2,001	854	$ 360
Israeli employees [Member]
AccountingPolicyLineItems [Line Items]
Total severance liabilities	1,493	1,498
Deposits to cover severance liabilities	1,264	1,305
Accrued Expenses [Member]
AccountingPolicyLineItems [Line Items]
Deferred revenues	1,652	2,001
Other Liabilities [Member]
AccountingPolicyLineItems [Line Items]
Deferred revenues	$ 268	$ 111
Shares Issuable upon conversion of convertible Notes Payable to related party at a price of $0.40 [Member]
AccountingPolicyLineItems [Line Items]
Conversion price of debt	$ 0.4
Shares Issuable upon conversion of convertible Notes Payable to related party at a price of $1.50 [Member]
AccountingPolicyLineItems [Line Items]
Conversion price of debt	1.50
Shares issuable upon conversion of accrued interest payable to related party at a price of $0.75 [Member]
AccountingPolicyLineItems [Line Items]
Conversion price of debt	$ 0.75
Sales Revenue, Goods, Net [Member]
AccountingPolicyLineItems [Line Items]
Concentration risk, percentage	69.00%	72.00%	76.00%
Sales Revenue, Goods, Net [Member] | Customer One [Member]
AccountingPolicyLineItems [Line Items]
Concentration risk, percentage	41.00%	38.00%	42.00%
Sales Revenue, Goods, Net [Member] | Customer Two [Member]
AccountingPolicyLineItems [Line Items]
Concentration risk, percentage	28.00%	34.00%	34.00%
Accounts Receivable [Member]
AccountingPolicyLineItems [Line Items]
Concentration risk, percentage	57.00%	55.00%	53.00%
Europe Japan And Israel [Member]
AccountingPolicyLineItems [Line Items]
Total cash balance not insured by the FDIC	$ 54,596
United States [Member]
AccountingPolicyLineItems [Line Items]
Cash and cash equivalents and restricted cash	249
Total cash balance not insured by the FDIC	$ 16
Minimum [Member]
AccountingPolicyLineItems [Line Items]
Ownership interest	20.00%
FDIC Insured amount	$ 250
Contract term	3 years
Maximum [Member]
AccountingPolicyLineItems [Line Items]
Ownership interest	50.00%
Contract term	5 years
Letter of Credit [Member]
AccountingPolicyLineItems [Line Items]
Restricted cash	$ 733	$ 233
Cash Restricted For Payments To Local Tax Authorities [Member]
AccountingPolicyLineItems [Line Items]
Restricted cash	$ 1,760	$ 2,883